Loan and Lease Operations - Summary of Analysis of Present Value of Minimum Future Payments Receivable From Finance Leases by Maturity (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of loans and lease operations [Line Items]
Payments receivable	R$ 12,830	R$ 10,512
Future financial income	(3,553)	(3,061)
Present value	9,277	7,451
From 1 to 2 years [member]
Disclosure of loans and lease operations [Line Items]
Payments receivable	1,809	1,535
Future financial income	(472)	(439)
Present value	1,337	1,096
From 2 to 3 years [member]
Disclosure of loans and lease operations [Line Items]
Payments receivable	1,424	1,223
Future financial income	(398)	(368)
Present value	1,026	855
From 3 to 4 years [member]
Disclosure of loans and lease operations [Line Items]
Payments receivable	1,153	982
Future financial income	(337)	(310)
Present value	816	672
From 4 to 5 years [member]
Disclosure of loans and lease operations [Line Items]
Payments receivable	930	1,001
Future financial income	(289)	(287)
Present value	641	714
Current [member]
Disclosure of loans and lease operations [Line Items]
Payments receivable	2,277	1,899
Future financial income	(597)	(421)
Present value	1,680	1,478
Current [member] | Up to one year [member]
Disclosure of loans and lease operations [Line Items]
Payments receivable	2,277	1,899
Future financial income	(597)	(421)
Present value	1,680	1,478
Non-current [member]
Disclosure of loans and lease operations [Line Items]
Payments receivable	10,553	8,613
Future financial income	(2,956)	(2,640)
Present value	7,597	5,973
Non-current [member] | Over 5 years [member]
Disclosure of loans and lease operations [Line Items]
Payments receivable	5,237	3,872
Future financial income	(1,460)	(1,236)
Present value	R$ 3,777	R$ 2,636